Consolidated Statements of Operations and Comprehensive Loss (Unaudited) (USD $)	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income Statement [Abstract]
Oil and natural gas sales	$ 436,386	$ 1,565,963	$ 1,575,150
Total Income	436,386	1,565,963	1,575,150
Operating Expenses
Operating	1,963,969	3,470,746	3,955,084
Impairment of oil and gas assets	16,380,166	12,848,677	1,162,545
General and administrative	1,890,791	3,307,060	3,193,449
Depreciation, depletion and accretion	333,614	844,160	293,113
Total Expenses	20,568,540	20,470,643	8,604,191
Operating loss	(20,132,154)	(18,904,680)	(7,029,041)
Other (income) expenses
Interest and Other income	(18,580)	(16,213)	(6,073)
Interest and amortization of debt discount	3,684,545	1,512,443
Amortization of deferred financing cost	172,288
Foreign exchange (gain) loss	6,849	(86,959)	98,225
Extinguishment of debt	(250,000)
Rent settlement	(50,000)
Change in fair value of derivatives	(13,573,776)	9,395,435	829,166
Total other (income) expenses	(10,028,674)	10,804,706	921,318
Net Loss	(10,103,480)	(29,709,386)	(7,950,359)
Dividend - Convertible Preferred A Stock		82,274	218,795
Dividend - Convertible Preferred B Stock	367,004
Deemed dividend - Convertible Preferred A Stock		537,533
Deemed dividend - Convertible Preferred B Stock	5,339,700
Net loss attributable to common stockholders	(15,810,184)	(30,329,193)	(8,169,154)
Comprehensive Loss:
Net loss	(10,103,480)	(29,709,386)	(7,950,359)
Foreign exchange translation	37,506	(283,771)	4,984,026
Total Comprehensive Loss	$ (10,065,974)	$ (29,993,157)	$ (2,966,333)
Net Loss Attributable to Common Stockholders per Common Share - Basic and Diluted	$ (1.12)	$ (2.27)	$ (0.61)
Weighted Average Number of Common Shares Outstanding (-Basic and diluted)	14,078,947	13,387,166	13,325,545